CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2024 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.14%
CLOSED-END FUNDS - 16.20%
CONVERTIBLE SECURITY FUNDS - 0.44%
Bancroft Fund Ltd.	54,015	$863,700
Ellsworth Growth and Income Fund Ltd.	197,451	1,603,302
Gabelli Convertible & Income Securities Fund Inc. (The)	16,155	59,935
Virtus Convertible & Income Fund	489,769	1,635,828
Virtus Convertible & Income Fund II	281,309	841,114
Virtus Diversified Income & Convertible Fund	352	8,430
Virtus Equity & Convertible Income Fund	110,507	2,474,253
		7,486,562
DIVERSIFIED EQUITY - 4.21%
Adams Diversified Equity Fund, Inc.	369,557	7,213,753
Eaton Vance Tax-Advantaged Dividend Income Fund	769,270	18,154,771
Gabelli Dividend & Income Trust (The)	831,148	19,099,781
General American Investors Company, Inc.	208,908	9,716,311
John Hancock Tax-Advantaged Dividend Income Fund	42,612	837,752
Liberty All-Star® Equity Fund	474,200	3,390,530
Liberty All-Star® Growth Fund, Inc.	968,506	5,317,098
Royce Value Trust, Inc.	302,881	4,594,705
Tri-Continental Corporation	78,426	2,415,521
		70,740,222
GLOBAL - 1.55%
abrdn Global Dynamic Dividend Fund	8,656	84,050
abrdn Total Dynamic Dividend Fund	269,295	2,232,456
Clough Global Dividend and Income Fund	147,425	824,106
Clough Global Equity Fund	245,916	1,600,913
Clough Global Opportunities Fund	420,644	2,136,872
Eaton Vance Tax-Advantaged Global Dividend Income Fund	657,718	12,003,353
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	180,262	4,502,945
Gabelli Global Small and Mid Cap Value Trust (The)	20,015	240,580
GDL Fund (The)	102,763	817,993
John Hancock Tax-Advantaged Global Shareholder Yield Fund	9,732	50,947

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
GLOBAL - 1.55% (Continued)
Lazard Global Total Return and Income Fund, Inc.	91,035	$1,486,602
Royce Global Value Trust, Inc.	2,186	23,368
		26,004,185
INCOME & PREFERRED STOCK - 0.40%
Calamos Long/Short Equity & Dynamic Income Trust	125,207	1,931,944
Calamos Strategic Total Return Fund	288,684	4,725,757
LMP Capital and Income Fund Inc.	2,662	41,634
		6,699,335
NATURAL RESOURCES - 0.45%
Adams Natural Resources Fund, Inc.	291,031	6,711,174
First Trust Energy Income & Growth Fund	55,825	912,181
		7,623,355
OPTION ARBITRAGE/OPTIONS STRATEGIES - 7.27%
BlackRock Enhanced Equity Dividend Trust	874,828	7,217,331
BlackRock Enhanced Global Dividend Trust	492,271	5,149,155
BlackRock Enhanced International Dividend Trust	118,650	656,135
Eaton Vance Enhanced Equity Income Fund	132,633	2,417,900
Eaton Vance Enhanced Equity Income Fund II	416,983	8,410,547
Eaton Vance Risk-Managed Diversified Equity Income Fund	472,963	3,949,241
Eaton Vance Tax-Managed Buy-Write Income Fund	339,335	4,631,923
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,238,473	16,013,457
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,056,540	14,115,374
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	1,014,667	8,320,269
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,610,183	13,139,093
Nuveen Dow 30SM Dynamic Overwrite Fund	420,012	6,157,376
Nuveen Nasdaq 100 Dynamic Overwrite Fund	690,900	16,678,325
Nuveen S&P 500 Buy-Write Income Fund	617,025	8,163,240
Nuveen S&P 500 Dynamic Overwrite Fund	123,509	1,935,386
Virtus Dividend, Interest & Premium Strategy Fund	308,855	3,947,167

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES - 7.27% (Continued)
Voya Global Equity Dividend and Premium Opportunity Fund	242,165	$1,283,475
		122,185,394
REAL ESTATE - 0.22%
Cohen & Steers Quality Income Realty Fund, Inc.	233,146	2,816,403
Cohen & Steers Total Return Realty Fund, Inc.	2,726	32,412
Neuberger Berman Real Estate Securities Income Fund Inc.	28,800	96,192
Nuveen Real Estate Income Fund	86,445	682,916
		3,627,923
SECTOR EQUITY - 1.16%
abrdn Healthcare Investors	57,540	970,124
abrdn Healthcare Opportunities Fund	184,041	3,699,224
abrdn Life Sciences Investors	21,139	288,125
BlackRock Health Sciences Term Trust	1,773	29,059
BlackRock Innovation and Growth Term Trust	1,051,562	8,559,714
Gabelli Healthcare & WellnessRx Trust (The)	190,483	1,950,546
GAMCO Natural Resources, Gold & Income Trust	36,774	191,593
Neuberger Berman Next Generation Connectivity Fund Inc.	87,311	1,025,904
Nuveen Real Asset Income and Growth Fund	230,575	2,734,620
		19,448,909
UTILITY - 0.50%
abrdn Global Infrastructure Income Fund	13,326	236,537
Allspring Utilities and High Income Fund	76,588	722,991
BlackRock Utilities, Infrastructure & Power Opportunities Trust	137,464	2,965,098
Duff & Phelps Utility and Infrastructure Fund Inc.	476,241	4,552,864
		8,477,490

TOTAL CLOSED-END FUNDS		272,293,375

COMMON STOCKS - 77.15%
COMMUNICATION SERVICES - 7.50%
Alphabet Inc. - Class C *	423,500	64,482,110

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
COMMUNICATION SERVICES - 7.50% (Continued)
Comcast Corporation - Class A	144,600	$6,268,410
Meta Platforms, Inc. - Class A	55,500	26,949,690
Netflix, Inc. *	15,600	9,474,348
T-Mobile US, Inc.	39,400	6,430,868
Verizon Communications Inc.	117,800	4,942,888
Walt Disney Company (The)	61,000	7,463,960
		126,012,274
CONSUMER DISCRETIONARY - 8.12%
Amazon.com, Inc. *	356,900	64,377,622
AutoZone, Inc. *	700	2,206,155
Booking Holdings Inc.	1,300	4,716,244
Chipotle Mexican Grill, Inc. *	1,100	3,197,447
eBay Inc.	19,200	1,013,376
General Motors Company	50,400	2,285,640
Hilton Worldwide Holdings Inc.	9,700	2,069,107
Home Depot, Inc. (The)	29,000	11,124,400
Lowe's Companies, Inc.	20,200	5,145,546
McDonald's Corporation	20,600	5,808,170
NIKE, Inc. - Class B	41,500	3,900,170
O'Reilly Automotive, Inc. *	2,400	2,709,312
Ross Stores, Inc.	12,700	1,863,852
Starbucks Corporation	29,900	2,732,561
Tesla, Inc. *	109,500	19,249,005
TJX Companies, Inc. (The)	39,900	4,046,658
		136,445,265
CONSUMER STAPLES - 5.82%
Altria Group, Inc.	42,900	1,871,298
Archer-Daniels-Midland Company	11,400	716,034
Coca-Cola Company (The)	243,600	14,903,448
Colgate-Palmolive Company	23,531	2,118,967
Constellation Brands, Inc. - Class A	3,800	1,032,688
Costco Wholesale Corporation	21,400	15,678,282
Dollar General Corporation	9,900	1,544,994
General Mills, Inc.	12,400	867,628
Hershey Company (The)	6,100	1,186,450
Keurig Dr Pepper Inc.	29,200	895,564

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
CONSUMER STAPLES - 5.82% (Continued)
Kimberly-Clark Corporation	7,200	$931,320
Kraft Heinz Company (The)	19,900	734,310
Mondelēz International, Inc. - Class A	38,600	2,702,000
Monster Beverage Corporation *	54,900	3,254,472
PepsiCo, Inc.	56,400	9,870,564
Philip Morris International Inc.	61,500	5,634,630
Procter & Gamble Company (The)	84,300	13,677,675
Target Corporation	12,400	2,197,404
Walmart Inc.	298,200	17,942,694
		97,760,422
ENERGY - 2.67%
Chevron Corporation	56,600	8,928,084
ConocoPhillips	41,000	5,218,480
Devon Energy Corporation	34,700	1,741,246
EOG Resources, Inc.	3,100	396,304
Exxon Mobil Corporation	162,100	18,842,504
Halliburton Company	4,700	185,274
Hess Corporation	1,600	244,224
Kinder Morgan, Inc. - Class P	127,400	2,336,516
Marathon Petroleum Corporation	2,200	443,300
Occidental Petroleum Corporation	38,100	2,476,119
Phillips 66	2,400	392,016
Pioneer Natural Resources Company	10,400	2,730,000
Schlumberger Limited	7,300	400,113
Valero Energy Corporation	1,800	307,242
Williams Companies, Inc. (The)	6,200	241,614
		44,883,036
FINANCIALS - 11.58%
Aflac Incorporated	23,100	1,983,366
American Express Company	25,500	5,806,095
American International Group, Inc.	14,600	1,141,282
Aon plc - Class A	10,000	3,337,200
Arthur J. Gallagher & Co.	11,000	2,750,440
Bank of America Corporation	365,300	13,852,176
Berkshire Hathaway Inc. - Class B *	53,000	22,287,560
BlackRock, Inc.	5,800	4,835,460

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
FINANCIALS - 11.58% (Continued)
Capital One Financial Corporation	8,300	$1,235,787
Charles Schwab Corporation (The)	87,200	6,308,048
Chubb Limited	15,500	4,016,515
Citigroup Inc.	73,400	4,641,816
CME Group Inc.	14,100	3,035,589
Fiserv, Inc. *	20,800	3,324,256
Goldman Sachs Group, Inc. (The)	13,400	5,597,046
Intercontinental Exchange, Inc.	22,000	3,023,460
JPMorgan Chase & Co.	115,300	23,094,590
Marsh & McLennan Companies, Inc.	19,400	3,996,012
Mastercard Incorporated - Class A	34,900	16,806,793
MetLife, Inc.	28,200	2,089,902
Moody's Corporation	8,700	3,419,361
Morgan Stanley	68,700	6,468,792
MSCI Inc.	4,700	2,634,115
PayPal Holdings, Inc. *	49,100	3,289,209
PNC Financial Services Group, Inc. (The)	15,800	2,553,280
Progressive Corporation (The)	28,300	5,853,006
S&P Global Inc.	12,400	5,275,580
Travelers Companies, Inc. (The)	4,800	1,104,672
Truist Financial Corporation	27,700	1,079,746
U.S. Bancorp	66,000	2,950,200
Visa, Inc. - Class A	65,100	18,168,108
Wells Fargo & Company	148,800	8,624,448
		194,583,910
HEALTH CARE - 9.78%
Abbott Laboratories	53,000	6,023,980
AbbVie Inc.	55,100	10,033,710
Amgen Inc.	16,000	4,549,120
Becton, Dickinson and Company	3,100	767,095
Biogen Inc. *	5,500	1,185,965
Boston Scientific Corporation *	51,300	3,513,537
Bristol-Myers Squibb Company	75,800	4,110,634
Centene Corporation *	5,600	439,488
Cigna Group (The)	11,300	4,104,047
CVS Health Corporation	13,600	1,084,736

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
HEALTH CARE - 9.78% (Continued)
Danaher Corporation	27,000	$6,742,440
DexCom, Inc. *	14,900	2,066,630
Edwards Lifesciences Corporation *	6,800	649,808
Elevance Health, Inc.	8,800	4,563,152
Eli Lilly and Company	32,900	25,594,884
Gilead Sciences, Inc.	47,800	3,501,350
HCA Healthcare, Inc.	10,500	3,502,065
Humana Inc.	4,700	1,629,584
IDEXX Laboratories, Inc. *	1,000	539,930
Intuitive Surgical, Inc. *	8,000	3,192,720
IQVIA Holdings Inc. *	7,300	1,846,097
Johnson & Johnson	80,300	12,702,657
McKesson Corporation	5,200	2,791,620
Medtronic plc	36,000	3,137,400
Merck & Co., Inc.	94,800	12,508,860
Mettler-Toledo International Inc. *	800	1,065,032
Moderna, Inc. *	4,600	490,176
Pfizer Inc.	170,500	4,731,375
Regeneron Pharmaceuticals, Inc. *	4,000	3,849,960
Stryker Corporation	14,500	5,189,115
Thermo Fisher Scientific Inc.	10,800	6,277,068
UnitedHealth Group Incorporated	35,000	17,314,500
Vertex Pharmaceuticals Incorporated *	9,200	3,845,692
Zoetis, Inc.	5,100	862,971
		164,407,398
INDUSTRIALS - 6.40%
3M Company	10,900	1,156,163
Automatic Data Processing, Inc.	8,100	2,022,894
Boeing Company (The) *	28,900	5,577,411
Carrier Global Corporation	15,600	906,828
Caterpillar Inc.	23,900	8,757,677
Cintas Corporation	2,000	1,374,060
CSX Corporation	107,500	3,985,025
Deere & Company	16,400	6,736,136
Eaton Corporation plc	7,900	2,470,172
Emerson Electric Co.	33,600	3,810,912

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
INDUSTRIALS - 6.40% (Continued)
FedEx Corporation	5,000	$1,448,700
General Dynamics Corporation	16,400	4,632,836
General Electric Company	31,300	5,494,089
Honeywell International Inc.	29,400	6,034,350
Illinois Tool Works Inc.	15,300	4,105,449
Johnson Controls International plc	13,500	881,820
Lockheed Martin Corporation	12,200	5,549,414
Norfolk Southern Corporation	14,200	3,619,154
Northrop Grumman Corporation	3,000	1,435,980
Old Dominion Freight Line, Inc.	4,400	964,964
PACCAR Inc.	30,100	3,729,089
Parker-Hannifin Corporation	2,500	1,389,475
Paychex, Inc.	7,000	859,600
Republic Services, Inc.	6,200	1,186,928
Rockwell Automation, Inc.	7,900	2,301,507
RTX Corporation	67,100	6,544,263
Trane Technologies plc - Class A	4,400	1,320,880
TransDigm Group Incorporated	2,800	3,448,480
Union Pacific Corporation	27,700	6,812,261
United Parcel Service, Inc. - Class B	20,900	3,106,367
Veralto Corporation	10,966	972,246
Waste Management, Inc.	22,800	4,859,820
		107,494,950
INFORMATION TECHNOLOGY - 21.89%
Accenture plc - Class A	18,800	6,516,268
Adobe Inc. *	17,500	8,830,500
Advanced Micro Devices, Inc. *	45,100	8,140,099
Analog Devices, Inc.	12,000	2,373,480
Apple Inc.	572,100	98,103,708
Applied Materials, Inc.	34,400	7,094,312
Autodesk, Inc. *	8,100	2,109,402
Broadcom Inc.	12,000	15,904,920
Cisco Systems, Inc.	110,600	5,520,046
Intuit Inc.	11,200	7,280,000
Lam Research Corporation	6,100	5,926,577
Microsoft Corporation	254,700	107,157,383

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 21.89% (Continued)
NVIDIA Corporation	72,100	$65,146,676
Oracle Corporation	73,100	9,182,091
Roper Technologies, Inc.	5,100	2,860,284
Salesforce, Inc.	36,800	11,083,424
Texas Instruments Incorporated	26,500	4,616,565
		367,845,735
MATERIALS - 0.86%
Air Products and Chemicals, Inc.	5,300	1,284,031
Albemarle Corporation	3,500	461,090
Corteva, Inc.	17,300	997,691
DuPont de Nemours, Inc.	10,600	812,702
Ecolab Inc.	7,600	1,754,840
Freeport-McMoRan Inc.	20,600	968,612
Linde plc	10,900	5,061,088
Nucor Corporation	5,200	1,029,080
Sherwin-Williams Company (The)	6,100	2,118,713
		14,487,847
REAL ESTATE - 0.67%
American Tower Corporation	8,700	1,719,033
AvalonBay Communities, Inc.	4,200	779,352
CBRE Group, Inc. - Class A *	14,800	1,439,152
Equinix, Inc.	3,000	2,475,990
Equity Residential	12,100	763,631
Public Storage	5,000	1,450,300
Realty Income Corporation	22,000	1,190,200
SBA Communications Corporation - Class A	4,300	931,810
Ventas, Inc.	12,600	548,604
		11,298,072
UTILITIES - 1.86%
American Electric Power Company, Inc.	30,100	2,591,610
American Water Works Company, Inc.	18,600	2,273,106
Constellation Energy Corporation	18,233	3,370,370
Dominion Energy, Inc.	33,900	1,667,541
Duke Energy Corporation	30,800	2,978,668
Exelon Corporation	80,600	3,028,142
NextEra Energy, Inc.	73,800	4,716,558

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
UTILITIES - 1.86% (Continued)
Sempra	36,900	$2,650,527
Southern Company (The)	69,100	4,957,234
WEC Energy Group, Inc.	21,700	1,782,004
Xcel Energy Inc.	25,000	1,343,750
		31,359,510

TOTAL COMMON STOCKS		1,296,578,419

EXCHANGE-TRADED FUNDS - 5.79%
Communication Services Select Sector SPDR® Fund (The)	14,700	1,200,402
Consumer Discretionary Select Sector SPDR® Fund (The)	7,100	1,305,619
Consumer Staples Select Sector SPDR® Fund (The)	7,800	595,608
Energy Select Sector SPDR® Fund (The)	147,000	13,878,270
Financial Select Sector SPDR® Fund (The)	36,200	1,524,744
Health Care Select Sector SPDR® Fund (The)	11,400	1,684,122
Industrial Select Sector SPDR® Fund (The)	6,700	843,932
Invesco QQQ TrustSM, Series 1	53,200	23,621,332
Materials Select Sector SPDR® Fund (The)	147,700	13,719,853
Real Estate Select Sector SPDR® Fund (The)	145,500	5,751,615
Technology Select Sector SPDR® Fund (The)	152,900	31,844,483
Utilities Select Sector SPDR® Fund (The)	4,300	282,295
Vanguard Information Technology Index Fund ETF	2,000	1,048,680
TOTAL EXCHANGE-TRADED FUNDS		97,300,955

TOTAL EQUITY SECURITIES (cost - $1,290,410,048)		1,666,172,749

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
SHORT-TERM INVESTMENT
MONEY MARKET FUND - 0.91%
Fidelity Institutional Money Market Government Portfolio - Class I, 5.21% ^ (cost - $15,229,600)	15,229,600	$15,229,600

TOTAL INVESTMENTS - 100.05% (cost - $1,305,639,648)		1,681,402,349

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05%)		(803,456)

NET ASSETS - 100.00%		$1,680,598,893

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2024.
plc -	Public Limited Company.